Stockholders' equity: (Details 2)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Exercise Prices Range 0.15 To 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	12,700,000
Options Outstanding, Weighted Avg. Remaining Life Years	7 years 10 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 1.32
Options Outstanding, Aggregate Intrinsic Value | $	$ 3,000
Exercisable, Number | shares	4,875,000
Exercisable, Weighted Avg. Exercise Price (in dollars per share) | $ / shares	$ 1.48
Exercisable, Aggregate Intrinsic Value | $	$ 3,000
Exercise Prices Range 2.01 To 3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	11,405,000
Options Outstanding, Weighted Avg. Remaining Life Years	5 years 10 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 2.86
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Exercisable, Number | shares	11,405,000
Exercisable, Weighted Avg. Exercise Price (in dollars per share) | $ / shares	$ 2.86
Exercisable, Aggregate Intrinsic Value | $	$ 0
Exercise Prices Range 3.01 To 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	1,220,000
Options Outstanding, Weighted Avg. Remaining Life Years	6 years 9 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 3.21
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Exercisable, Number | shares	1,220,000
Exercisable, Weighted Avg. Exercise Price (in dollars per share) | $ / shares	$ 3.21
Exercisable, Aggregate Intrinsic Value | $	$ 0
Exercise Prices Range 4.01 To 4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	150,000
Options Outstanding, Weighted Avg. Remaining Life Years	5 years 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 4.08
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Exercisable, Number | shares	150,000
Exercisable, Weighted Avg. Exercise Price (in dollars per share) | $ / shares	$ 4.08
Exercisable, Aggregate Intrinsic Value | $	$ 0
Exercise Prices Range 0.98 To 4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	25,475,000
Options Outstanding, Weighted Avg. Remaining Life Years	6 years 6 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 2.12
Options Outstanding, Aggregate Intrinsic Value | $	$ 3,000
Exercisable, Number | shares	17,650,000
Exercisable, Weighted Avg. Exercise Price (in dollars per share) | $ / shares	$ 2.52
Exercisable, Aggregate Intrinsic Value | $	$ 3,000